Supplemental cash flow information	12 Months Ended
Mar. 31, 2013
Supplemental cash flow information

5. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Cash paid during the fiscal year for:
Income taxes	¥22,088	¥8,197	¥25,879
Interest	372	327	395
Non-cash investing and financing activities:
Capital leasing receivables	—	31	—
Capital lease obligations	1,022	214	206
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	1,186	—	3,270
—Change in treasury stock	3,002	—	16,710